Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
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Schedule of Cash and Cash Equivalents

	2022	2021
Checking and saving accounts	$122,184	$210,818
Cash on hand	240	263

	$122,424	$211,081